EMPLOYEE BENEFITS - Expected Benefit Payments (Details) € in Thousands	Dec. 31, 2020 EUR (€)
Italian employee severance indemnity (TFR)
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	€ 13,077
Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	629
2021 | Italian employee severance indemnity (TFR)
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,634
2021 | Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	2
2022 | Italian employee severance indemnity (TFR)
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,488
2022 | Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	2
2023 | Italian employee severance indemnity (TFR)
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,746
2023 | Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	2
2024 | Italian employee severance indemnity (TFR)
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,391
2024 | Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	2
2025 | Italian employee severance indemnity (TFR)
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,328
2025 | Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	2
2026 - 2030 | Italian employee severance indemnity (TFR)
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	5,490
2026 - 2030 | Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	€ 619